TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income (loss)	$ 28,194	$ 7,135	$ 459
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 6,485	$ 1,641	$ 105
Currency differences	(1,212)	621	3,393
Tax adjustment in respect of different tax rates	501	(883)	(968)
Changes in valuation allowance	322	1,999	(1,823)
Expiration of carryforward tax losses	2,814	1,517	1,032
Exempt subsidy income	(5,257)	(6,758)	(6,353)
Release of trapped earnings	0	12,880	0
Nondeductible expenses and other differences	1,037	2,046	4,460
Tax benefit	$ 4,690	$ 13,063	$ 3,492